FORM ABS-15G - Wells Fargo Student Loan Receivables I, LLC (1)
EX-1

Name of Issuing Entity(1)	Check if Registered	Name of Originator(2)	Total Assets in ABS by Orginator(2)			Assets that were Subject of Demand(3)			Assets that were Repurchased or Replaced(4)			Assets pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Student Loans (1)

Wells Fargo Student Loan Trust 2001-1	X	Wells Fargo Bank, National Association	147,836	492,546,102.00	100.00	4	0.00	0.00	4	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
CIK #: 0001158916
Issuing Entity Subtotal			147,836	492,546,102.00	100.00	4	0.00	0.00	4	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Student Loan Asset Class Total			147,836	492,546,102.00	100.00	4	0.00	0.00	4	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00